Covenant Calculation (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Covenant Description	Net Debt to Consolidated EBITDA
Ratio	119.00%	118.00%
Favorable / (unfavorable)	231.00%	232.00%
Maximum
Debt Instrument [Line Items]
Covenant Requirement	350.00%	350.00%